Fair Value Measurements (Tables)	12 Months Ended
Dec. 30, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	The following tables set forth the Plan’s investment assets measured at fair value as of December 30,
2025 and 2024 within the fair value hierarchy, as well as investment assets measured at net asset value (“NAV”). As required by the accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Assets at Fair Value as of
	December 30, 2025
	Level 1	Level 2	Level 3	Total
American States Water Company Common Stock Fund:
Common Stock	$25,066,421	$—	$—	$25,066,421
PIMCO Money Market Fund	795,679	—	—	795,679

Registered Investment Companies:
International Equity Fund	4,057,835	—	—	4,057,835

Total investments in fair value hierarchy	29,919,935	—	—	29,919,935

Total investments measured at net asset value (a)	—	—	—	201,007,164
Investments at fair value	$29,919,935	$—	$—	$230,927,099

	Assets at Fair Value as of
	December 30, 2024
	Level 1	Level 2	Level 3	Total
American States Water Company Common Stock Fund:
Common Stock	$27,486,703	$—	$—	$27,486,703
PIMCO Money Market Fund	1,137,942	—	—	1,137,942

Registered Investment Companies:
International Equity Funds	2,948,424	—	—	2,948,424

Total investments in fair value hierarchy	31,573,069	—	—	31,573,069

Total investments measured at net asset value (a)	—	—	—	174,912,791
Investments at fair value	$31,573,069	$—	$—	$206,485,860
(a) In accordance with the accounting guidance on fair value measurement, certain investments that were measured at net asset value per share (or its equivalent practical expedient) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line item Investments at fair value, in the Statement of Net Assets Available for Plan Benefits.
The following tables summarize investments for which fair value is measured using NAV per share:

Investments measured using NAV	2025 Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Prudential Core Plus Bond Fund Trust Class 5	$4,742,757	N/A	Daily	1 day
Boston Partners Large Cap Value Equity Collective Trust Fund	7,638,361	N/A	Daily	1 day
Invesco Stable Value Trust Class B1	11,587,070	N/A	Daily	12 months
LSV U.S. Small Cap Value Equity Tier 7	735,654	N/A	Daily	1 day
Principal Diversified Real Asset Tier 3	865,326	N/A	Daily	1 day
William Blair Small Mid Cap Growth Fund	3,412,146	N/A	Daily	1 day
State Street Russell Small/Mid Cap Index Fund	13,918,043	N/A	Daily	1 day
State Street U.S. Bond Index NL Series Fund	3,532,005	N/A	Daily	1 day
State Street S&P 500 Index Fund	30,138,218	N/A	Daily	1 day
State Street Global All Cap Equity Ex U.S. Index Fund	5,010,090	N/A	Daily	1 day
Winslow Large Cap Growth Fund	23,163,203	N/A	Daily	1 day
J.P. Morgan US Government Market Fund	318,164	N/A	Daily	1 day
T. Rowe Price Retirement 2005 Fund	133,121	N/A	Daily	1 day
T. Rowe Price Retirement 2010 Fund	24,653	N/A	Daily	1 day
T. Rowe Price Retirement 2015 Fund	686,163	N/A	Daily	1 day
T. Rowe Price Retirement 2020 Fund	3,347,932	N/A	Daily	1 day
T. Rowe Price Retirement 2025 Fund	13,740,537	N/A	Daily	1 day
T. Rowe Price Retirement 2030 Fund	14,379,244	N/A	Daily	1 day
T. Rowe Price Retirement 2035 Fund	15,490,167	N/A	Daily	1 day
T. Rowe Price Retirement 2040 Fund	12,075,304	N/A	Daily	1 day
T. Rowe Price Retirement 2045 Fund	10,712,930	N/A	Daily	1 day
T. Rowe Price Retirement 2050 Fund	12,663,643	N/A	Daily	1 day
T. Rowe Price Retirement 2055 Fund	7,181,973	N/A	Daily	1 day
T. Rowe Price Retirement 2060 Fund	3,813,426	N/A	Daily	1 day
T. Rowe Price Retirement 2065 Fund	1,599,999	N/A	Daily	1 day
T. Rowe Price Retirement 2070 Fund	97,035	N/A	Daily	1 day
Total investments measured using NAV	$201,007,164

Investments measured using NAV	2024 Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Prudential Core Plus Bond Fund Trust Class 5	$4,841,499	N/A	Daily	1 day
Boston Partners Large Cap Value Equity Collective Trust Fund	6,637,986	N/A	Daily	1 day
Invesco Stable Value Trust Class B1	11,421,301	N/A	Daily	12 months
LSV U.S. Small Cap Value Equity Tier 7	1,014,352	N/A	Daily	1 day
Principal Diversified Real Asset Collective Investment Trust Tier 1	1,209,135	N/A	Daily	1 day
William Blair Small Mid Cap Growth Fund	4,190,657	N/A	Daily	1 day
State Street Russell Small/Mid Cap Index Fund	12,451,733	N/A	Daily	1 day
State Street U.S. Bond Index NL Series Fund	4,125,426	N/A	Daily	1 day
State Street S&P 500 Index Fund	25,334,160	N/A	Daily	1 day
State Street Global All Cap Equity Ex U.S. Index Fund	3,640,128	N/A	Daily	1 day
Winslow Large Cap Growth Fund	20,457,972	N/A	Daily	1 day
T. Rowe Price Retirement 2005 Fund	26,154	N/A	Daily	1 day
T. Rowe Price Retirement 2010 Fund	20,362	N/A	Daily	1 day
T. Rowe Price Retirement 2015 Fund	639,719	N/A	Daily	1 day
T. Rowe Price Retirement 2020 Fund	2,897,676	N/A	Daily	1 day
T. Rowe Price Retirement 2025 Fund	13,519,160	N/A	Daily	1 day
T. Rowe Price Retirement 2030 Fund	11,424,988	N/A	Daily	1 day
T. Rowe Price Retirement 2035 Fund	13,033,053	N/A	Daily	1 day
T. Rowe Price Retirement 2040 Fund	9,882,530	N/A	Daily	1 day
T. Rowe Price Retirement 2045 Fund	8,892,982	N/A	Daily	1 day
T. Rowe Price Retirement 2050 Fund	9,437,762	N/A	Daily	1 day
T. Rowe Price Retirement 2055 Fund	5,809,708	N/A	Daily	1 day
T. Rowe Price Retirement 2060 Fund	3,079,375	N/A	Daily	1 day
T. Rowe Price Retirement 2065 Fund	924,973	N/A	Daily	1 day
Total investments measured using NAV	$174,912,791